Statements of Net Assets Available for Benefits - EBP, 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 1,217,081,782	$ 1,034,965,862
Receivables:
Participant contributions	3,110,523	6,273,231
Employer match contributions	1,622,709	5,819,981
Due from broker	1,967	71,698
Notes receivable from participants	28,013,120	26,617,561
Total receivables	32,748,319	38,782,471
Total assets	1,249,830,101	1,073,748,333
Liabilities:
Participant refunds payable	13,776	39,443
Total liabilities	13,776	39,443
Net assets available for benefits	$ 1,249,816,325	$ 1,073,708,890